Debt Instruments at Amortized Cost - Summary of Debt Instruments at Amortized Cost (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 596	₱ 607
Less: Current portion of debt instrument at amortized cost (Note 28)		207
Noncurrent portion of debt instrument at amortized cost (Note 28)	596	400
Retail Treasury Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	440	400
BDO Asean Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	100
Fixed Rate Treasury Notes, or FXTN [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 56
Two Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments		₱ 207